Contents of Significant Accounts - Net Other Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis of income and expense [abstract]
Rental income from property	$ 200,351		$ 199,505	$ 160,119
Gain on disposal of property, plant and equipment	43,036	$ 1,439	136,743	82,397
Government grants	5,366,907		5,220,746	1,710,176
Impairment loss
Property, plant and equipment	(84,974)		0	0
Goodwill	(7,398)
Others	(335,760)		(440,110)	(298,997)
Total	$ 5,182,162	$ 173,258	$ 5,116,884	$ 1,653,695